Income Tax (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax [Abstract]
Income (loss) before income tax

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Income (loss) recorded in The Netherlands	54	264	(376)
Income (loss) from foreign operations	282	427	(1,120)

Income (loss) before income tax benefit (expense)	336	691	(1,496)

Income tax benefit (expense)

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
The Netherlands taxes — current	(11)	(3)	4
Foreign taxes — current	(104)	(53)	(54)

Current taxes	(115)	(56)	(50)
The Netherlands taxes — deferred	(2)	(4)	—
Foreign taxes — deferred	(64)	(89)	145

Income tax benefit (expense)	(181)	(149)	95

Differences in income taxes computed at the Netherlands statutory rate and the effective income tax rate

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Income tax benefit (expense) computed at statutory rate	(84)	(176)	382
Non-deductible, non-taxable and other permanent differences, net	(38)	(50)	(34)
Income (loss) on equity-method investments	(7)	62	(84)
Valuation allowance adjustments	(130)	(54)	(56)
Impact of prior years adjustments	—	(29)	21
Effects on deferred taxes of changes in enacted tax rates	1	3	(7)
Current year credits	94	76	76
Other tax and credits	3	(12)	(4)
Benefits from tax holidays	113	77	2
Impact of uncertain tax positions	(2)	32	(23)
Earnings of subsidiaries taxed at different rates	(131)	(78)	(178)

Income tax benefit (expense)	(181)	(149)	95

Deferred tax assets and liabilities

	December 31, 2011	December 31, 2010
Tax loss carryforwards and investment credits	643	609
Inventory valuation	23	25
Impairment and restructuring charges	56	84
Fixed asset depreciation in arrears	56	47
Receivables for government funding	13	7
Tax allowances granted on past capital investments	1,111	1,113
Pension service costs	71	49
Stock awards	7	7
Commercial accruals	13	10
Other temporary differences	131	99
Total deferred tax assets	2,124	2,050
Valuation allowances	(1,514)	(1,396)
Deferred tax assets, net	610	654
Accelerated fixed asset depreciation	(69)	(83)
Acquired intangible assets	(49)	(34)
Advances of government funding	(16)	(16)
Other temporary differences	(38)	(40)
Deferred tax liabilities	(172)	(173)
Net deferred income tax asset	438	481

Gross deferred tax assets on tax loss carryforwards and investment credits expiration

Year
2012	42
2013	23
2014	21
2015	16
2016	77
Thereafter	464

Total	643

Reconciliation of beginning and ending amount of unrecognized tax benefits

A reconciliation of the 2011 beginning and ending amounts of unrecognized tax benefits is as follows:

Balance at December 31, 2010	$149
Additions based on tax positions related to the current year	36
Additions for tax positions of prior years	19
Reductions for tax positions of prior years	(3)
Settlements	—
Reductions for lapse of statute of limitations	(50)
Foreign currency translation	(3)

Balance at December 31, 2011	148

The reconciliation of unrecognized tax benefits in 2010 was as follows:

Balance at December 31, 2009	$193
Additions based on tax positions related to the current year	44
Additions for tax positions of prior years	5
Reductions for tax positions of prior years	(44)
Settlements	(36)
Reductions for lapse of statute of limitations	(1)
Foreign currency translation	(12)

Balance at December 31, 2010	149